Tax - Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation between tax rate and tax rate before exceptional items and System Fund [abstract]
Group income statement	$ 540	$ 361	$ (280)
Exceptional items (note 6)	95	29	263
Foreign exchange gains (note 7)	(10)
System Fund	105	11	102
Profit/(loss) before exceptional items and System Fund	730	401	85
Group income statement	164	96	(20)
Exceptional items (note 6)	26	29	52
Foreign exchange gains (note 7)	4
System Fund revenue	0
Income tax expense before exceptional items and System Fund	$ 194	$ 125	$ 32
Group income statement	30.40%	26.60%	7.10%
Average effective tax rate before exceptional items and System Fund	26.60%	31.20%	37.60%